Intangible Assets and Goodwill - Indefinite Lived Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible assets with indefinite useful lives
Intangible assets which have an indefinite useful life	$ 323,100
Licenses
Intangible assets with indefinite useful lives
Intangible assets which have an indefinite useful life	168,800
Tradenames
Intangible assets with indefinite useful lives
Intangible assets which have an indefinite useful life	$ 154,300
Tradeweb Markets LLC | Successor
Intangible assets with indefinite useful lives
Intangible assets which have an indefinite useful life		$ 323,100
Tradeweb Markets LLC | Successor | Licenses
Intangible assets with indefinite useful lives
Intangible assets which have an indefinite useful life		168,800
Tradeweb Markets LLC | Successor | Tradenames
Intangible assets with indefinite useful lives
Intangible assets which have an indefinite useful life		$ 154,300
Tradeweb Markets LLC | Predecessor
Intangible assets with indefinite useful lives
Intangible assets which have an indefinite useful life			$ 12,000
Tradeweb Markets LLC | Predecessor | Licenses
Intangible assets with indefinite useful lives
Intangible assets which have an indefinite useful life			$ 12,000